Stockholders’ Equity (Deficit) and Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2019
Equity And Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option grant activity
Option grant activity under the 2016 Plan was as follows:

	Number of Shares Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Term (in years)
Outstanding balances at December 31, 2017	2,156,550	$0.45
Options granted	1,327,475	3.40
Options exercised	(46,100)	0.36
Options forfeited	(288,075)	1.38
Options expired	(35,050)	0.36
Outstanding balances at December 31, 2018	3,114,800	$1.62
Options exercisable at December 31, 2018	659,950	$0.40	$8,865	7.92
Options vested and expected to vest at December 31, 2018	3,114,800	$1.62	$38,022	8.59

Outstanding balances at December 31, 2018	3,114,800	$1.62
Options granted (unaudited)	—	—
Options exercised (unaudited)	(46,625)	0.78
Options forfeited (unaudited)	(143,850)	2.32
Options expired (unaudited)	(2,400)	0.74
Outstanding balances at March 31, 2019 (unaudited)	2,921,925	$1.60
Options exercisable at March 31, 2019 (unaudited)	801,725	$0.61	$15,158	7.79
Options vested and expected to vest at March 31, 2019 (unaudited)	2,921,925	$1.60	$52,353	8.32

Schedule of intrinsic value
Additional information regarding options follows (in thousands except for per share amounts):

Period From January 1 Through February 4, 2016
Weighted-average grant date fair value per share of options granted during the period	$—
Aggregate intrinsic value of options exercised during the period	1,584
Aggregate fair value of options vested during the period	3,702
Additional information regarding options follows (in thousands except for per share amounts):

	Period From February 5 Through December 31,	Year Ended December 31,	Year Ended December 31,	Three Months Ended March 31,
	2016	2017	2018	2018	2019
				(unaudited)
Weighted-average grant date fair value per share of options granted during the period	$0.12	$0.28	$1.98	$1.18	$—
Aggregate intrinsic value of options exercised during the period	—	2	407	3	811
Aggregate fair value of options vested during the period	—	35	109	39	276

Schedule of grant date fair value
Additional information regarding options follows (in thousands except for per share amounts):

Period From January 1 Through February 4, 2016
Weighted-average grant date fair value per share of options granted during the period	$—
Aggregate intrinsic value of options exercised during the period	1,584
Aggregate fair value of options vested during the period	3,702
Additional information regarding options follows (in thousands except for per share amounts):

	Period From February 5 Through December 31,	Year Ended December 31,	Year Ended December 31,	Three Months Ended March 31,
	2016	2017	2018	2018	2019
				(unaudited)
Weighted-average grant date fair value per share of options granted during the period	$0.12	$0.28	$1.98	$1.18	$—
Aggregate intrinsic value of options exercised during the period	—	2	407	3	811
Aggregate fair value of options vested during the period	—	35	109	39	276

Summary of restricted stock activity
The following table summarizes information about restricted stock activity subject to vesting under the 2016 Plan:

Number of Shares Outstanding
Unvested balances at December 31, 2017	5,789,401
Restricted stock granted and issued	820,500
Restricted stock vested	(1,407,834)
Restricted stock repurchased - unvested shares	(216,633)
Unvested balances at December 31, 2018	4,985,434
Restricted stock granted and issued (unaudited)	—
Restricted stock vested (unaudited)	(1,416,009)
Restricted stock repurchased - unvested shares (unaudited)	(20,000)
Unvested balances at March 31, 2019 (unaudited)	3,549,425

Summary of restricted stock unit activity
The following table summarizes information about restricted stock unit activity under the 2018 Plan:

	Number of Units Outstanding	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Term (in years)
Unvested balances at December 31, 2017	—	$—
Restricted stock units granted	6,283,232	14.21
Restricted stock units vested	—	—
Restricted stock units forfeited	(5,766)	14.21
Unvested balances at December 31, 2018	6,277,466	$14.21	$86,817	3.81
Restricted stock units granted (unaudited)	161,673	19.02
Restricted stock units vested (unaudited)	—	—
Restricted stock units forfeited (unaudited)	(222,628)	14.21
Unvested balances at March 31, 2019 (unaudited)	6,216,511	$14.37	$121,346	3.58

Summary of performance stock unit activity
The following table summarizes information about performance stock unit activity under the 2018 Plan:

	Number of Units Outstanding	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Term (in years)
Unvested balances at December 31, 2017	—	$—
Performance stock units granted	970,922	14.21
Performance stock units vested	—	—
Performance stock units forfeited	—	—
Unvested balances at December 31, 2018	970,922	$14.21	$13,428	2.16
Performance stock units granted (unaudited)	—	—
Performance stock units vested (unaudited)	—	—
Performance stock units forfeited (unaudited)	(69,332)	14.21
Unvested balances at March 31, 2019 (unaudited)	901,590	$14.21	$17,599	1.96